UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-23815

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Aksia Alternative Credit and Income Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court
Naperville, Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	Stephen Atkins, Treasurer
Calamos Advisors LLC 2020 Calamos Court
Naperville, Illinois 60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: March 31, 2024

DATE OF REPORTING PERIOD: June 8, 2023 through September 30, 2023

ITEM 1(a). REPORT TO SHAREHOLDERS.

Calamos Aksia Alternative Credit and
Income Fund

SEMIANNUAL REPORT SEPTEMBER 30, 2023

Introducing an all-weather private credit approach

Calamos Advisors LLC, a leader in liquid alternatives, and Aksia LLC, a global leader in private credit, join forces to offer Calamos Aksia Alternative Credit and Income Fund — an institutional-style private credit solution that seeks to address the challenges of interest rates, inflation, market volatility, economic uncertainty and the search for income.

Unique opportunity in private credit

Institutional Access: Access to the growing private credit asset class, leveraging Aksia LLC's global relationships, leading sourcing partners and potential deal flow

Broad Private Credit Exposure: Seeks to invest in the full spectrum of global private credit, beyond just direct lending and traded credit

Interval Fund Convenience: Point-and-click daily subscriptions, no accredited investor requirement and quarterly distributions with reporting on Form 1099-DIV

Liquidity Management Capabilities: Actively managed liquidity allocation designed to generate yield while prepositioning for 5% quarterly repurchase needs

Enhanced Income: Target attractive yield and lower correlation; supported by diverse return drivers and collateral exposures

Favorable Time to Invest: Clean portfolio to capitalize on market paradigm shift, reduced liquidity for borrowers and persistent demand for capital

The opinions referenced are as of the date of the publication, are subject to change due to changes in the market or economic conditions, and may not necessarily come to pass. The information contained herein is for informational purposes only and should not be considered investment advice. See Fund Prospectus for detailed information.

TABLE OF CONTENTS

Schedule of Investments	1
Statement of Assets and Liabilities	5
Statement of Operations	7
Statements of Changes In Net Assets	8
Statement of Cash Flows	9
Financial Highlights	10
Notes to Financial Statements	11
Trustee Approval of Management Agreement	23
Risk Factors	26
Privacy Policy	28

Schedule of Investments As of September 30, 2023 (Unaudited)

PRINCIPAL AMOUNT		VALUE
ASSET-BACKED SECURITIES (0.6%)
	Financial Services (0.6%)
$250,000	Sandstone Peak II Ltd. 0.000% 7/20/20361.2,3	$225,000
	TOTAL ASSET-BACKED SECURITIES (Cost $250,000)	225,000
CORPORATE LOANS (84.5%)
	Chemicals (1.2%)
250,000	Chemours Co. 8.825% (SOFR+350 basis points), 8/18/2028[2,3,4]	247,500
249,366	W.R. Grace Holdings LLC 9.411% (LIBOR+375 basis points), 9/22/2028[2,3,4]	247,704
		495,204
	Commercial Services & Supplies (8.4%)
984,853	DMT Solutions Global Corporation First Lien Term Loan, 13.429% (SOFR+811 basis points), 8/30/2027[3,5]	955,307
748,125	Landscape Workshop, LLC First Lien Term Loan, 11.484% (SOFR+600 basis points), 9/22/2025[3,5,11]	733,163
	Lynx Franchising, LLC
465,032	First Lien Term Loan, 11.717% (SOFR+700 basis points), 12/18/2026[3,5,11]	460,926
224,763	First Lien Term Loan, 12.146% (SOFR+700 basis points), 12/18/2026[3,5,11]	222,779
56,379	First Lien Term Loan, 12.146% (SOFR+700 basis points), 12/18/2026[3,5,11]	55,881
	SEI Holdings I Corporation
99,544	First Lien Delay Draw, 12.140% (SOFR+675 basis points), 3/27/2028[3,5,6]	17,817
872,534	First Lien Term Loan, 12.140% (SOFR+675 basis points), 3/27/2028[3,5,11]	846,879
25,681	First Lien Delay Draw, 12.151% (SOFR+675 basis points), 3/27/2028[3,5,11]	24,926
250,000	Star Parent, Inc. 10.425% (SOFR+400 basis points), 9/28/2030[2,3,4]	244,688
		3,562,366
	Construction & Engineering (0.8%)
110,837	LJ Avalon Holdings LLC First Lien Revolver, 0.500%, 2/1/2029[5,7]	226
317,371	First Lien Term Loan, 11.766% (SOFR+640 basis points), 2/1/2030[3,5]	318,017
70,197	First Lien Delay Draw, 11.790% (SOFR+640 basis points), 2/1/2030[3,5,6]	10,087
		328,330
	Consumer Staples Distribution & Retail (1.2%)
250,000	PETCO Animal Supplies Inc. 8.752% (SOFR+325 basis points), 3/4/2028[2,3,4]	247,813
250,000	PetSmart, LLC. 9.084% (SOFR+375 basis points), 2/12/2028[2,3,4]	250,000
		497,813
PRINCIPAL AMOUNT		VALUE
	Containers & Packaging (1.7%)
$746,222	Tank Holding Corp. First Lien Term Loan, 11.166% (SOFR+585 basis points), 3/31/2028[3,5,11]	$715,249
	Diversified Consumer Services (3.5%)
1,496,183	Cambium Learning Group, Inc. First Lien Term Loan, 10.926% (SOFR+560 basis points), 7/20/2028[3,5]	1,479,420
	Energy Equipment & Services (1.7%)
748,125	TS OPCO Holding, LLC and Trystar, LLC First Lien Term Loan, 11.218% (SOFR+575 basis points), 9/28/2027[3,5,11]	732,216
	Entertainment (2.1%)
2,300,000	Crown Finance US, Inc. First Lien Revolver, 11.869% (SOFR+650 basis points), 7/31/2028[3,5,6,11]	890,557
	Financial Services (7.7%)
1,500,000	Cor Leonis Limited First Lien Revolver, 12.890% (SOFR+750 basis points), 5/15/2028[3,5,6]	868,972
1,000,000	Evergreen IX Borrower 2023, LLC Unitranche Term Loan, 11.390% (SOFR+600 basis points), 9/26/2030[3,5]	975,000
	Galway Borrower, LLC
600,000	First Lien Delay Draw, 2.880%, 8/8/2030[5,7]	(898)
399,000	First Lien Term Loan, 11.140% (SOFR+575 basis points), 8/8/2030[3,5]	394,412
	More Cowbell II LLC
131,098	First Lien Revolver, 11.650% (SOFR+625 basis points), 9/1/2029[5,6]	15,455
10,453	First Lien Revolver, 11.726% (SOFR+625 basis points), 9/1/2029[5,11]	10,296
108,885	First Lien Delay Draw, 1.000%, 9/1/2030[5,7,11]	(817)
999,564	First Lien Term Loan, 11.725% (SOFR+625 basis points), 9/1/2030[3,5,11]	984,571
		3,246,991
	Ground Transportation (1.7%)
	ITI Intermodal Services, LLC
32,698	First Lien Delay Draw, 11.666% (SOFR+635 basis points), 12/21/2027[3,5,11]	31,481
466,952	First Lien Term Loan, 11.916% (SOFR+660 basis points), 12/21/2027[3,5,11]	454,895
246,610	First Lien Delay Draw, 11.916% (SOFR+660 basis points), 12/21/2027[3,5,11]	240,243
		726,619
	Health Care Equipment & Supplies (4.5%)
	Medical Device, Inc.
55,556	First Lien Revolver, 0.500%, 7/12/2029[5,7]	(756)
444,444	First Lien Term Loan, 11.990% (SOFR+660 basis points), 7/12/2029[3,5]	438,394
1,500,000	TecoStar Holdings, Inc. First Lien Term Loan, 13.277% (SOFR+800 basis points), 7/7/2029[3,5]	1,479,539
		1,917,177

See accompanying Notes to Financial Statements.

Schedule of Investments As of September 30, 2023 (Unaudited)

PRINCIPAL AMOUNT		VALUE
	Health Care Providers & Services (2.3%)
$1,000,000	JDC Healthcare Management, LLC First Lien Term Loan, 16.318% (SOFR+1,100 basis points), 9/29/2028[3,5,11]	$960,000
	Health Care Technology (4.6%)
2,000,000	PracticeTek Purchaser, LLC First Lien Term Loan, 11.316% (SOFR+600 basis points), 11/23/2027[3,5]	1,950,000
	Insurance (4.1%)
	Accuserve Solutions, Inc.
172,414	First Lien Delay Draw, 1.000%, 8/11/2029[5,7]	(2,316)
827,586	First Lien Term Loan, 11.671% (SOFR+625 basis points), 8/11/2029[3,5]	806,123
963,158	Neptune Flood Incorporated First Lien Term Loan, 11.965% (SOFR+660 basis points), 5/8/2029[3,5]	949,851
		1,753,658
	IT Services (4.8%)
249,264	Boxer Parent Company Inc. 9.068% (SOFR+375 basis points), 10/2/2025[2,3,4]	249,575
	Salute Mission Critical LLC
189,509	First Lien Delay Draw, 1.000%, 11/30/2027[5,7]	412
135,364	First Lien Revolver, 11.866% (SOFR+650 basis points), 11/30/2027[3,5,6]	54,440
671,743	First Lien Term Loan, 11.890% (SOFR+650 basis points), 11/30/2027[3,5]	673,203
1,000,000 EUR	Xebia Group Holding B.V. First Lien Term Loan, 10.972% (EURIBOR+700 basis points), 7/31/2027[3,5,9]	1,035,673
		2,013,303
	Life Sciences Tools & Services (1.3%)
1,000,000	Life Science Intermediate Holdings, LLC First Lien Delay Draw, 11.666% (SOFR+635 basis points), 6/10/2027[3,5,6]	569,274
	Media (0.6%)
243,323	DIRECT TV Inc. 10.319% (SOFR+500 basis points), 8/2/2027[2,3,4]	238,356
	Mortgage Real Estate Investment Trusts (REITs) (1.6%)
1,000,000	SFC Senior, LLC First Lien Delay Draw, 11.625% (SOFR+630 basis points), 8/5/2024[3,5,6,11]	695,277
	Oil, Gas & Consumable Fuels (0.6%)
249,373	Par Petroleum, LLC 9.669% (SOFR+425 basis points), 2/28/2030[2,3,4]	249,373
	Passenger Airlines (0.9%)
398,977	United Airlines Holdings, Inc. 9.363% (LIBOR+375 basis points), 4/21/2028[2,3,4]	400,224
PRINCIPAL AMOUNT		VALUE
	Pharmaceuticals (0.6%)
$249,338	Amneal Pharmaceuticals, Inc. 8.819% (SOFR+350 basis points), 5/4/2025[2,3,4]	$245,349
	Professional Services (4.0%)
994,943	Guidehouse Inc. Unitranche Term Loan, 11.666% (SOFR+635 basis points), 10/16/2028[3,5]	985,893
743,333	Royal Holdco Corporation First Lien Term Loan, 11.250% (SOFR+460 basis points), 12/30/2026[3,5,11]	723,354
		1,709,247
	Real Estate Management & Development (8.0%)
1,000,000	39th Ave Holdings 1 & 2 LLC First Mortgage Delay Draw, 12.280% (SOFR+695 basis points), 12/1/2024[3,5]	1,001,088
600,000	400 NE 2nd Street Owner LLC First Mortgage Delay Draw, 10.530% (SOFR+520 basis points), 4/21/2024[3,5,6,11]	580,498
1,250,000	Cropsey Partners LLC First Mortgage Delay Draw, 12.579% (SOFR+717 basis points), 2/1/2024[3,5]	1,250,440
600,000	DTH 215 Venture LLC First Mortgage Delay Draw, 11.000% (SOFR+567 basis points), 2/29/2024[3,5,6,11]	555,679
		3,387,705
	Software (14.6%)
	1WS Intermediate, Inc.
726,687	First Lien Term Loan, 10.413% (SOFR+500 basis points), 7/8/2025[3,5,11]	726,937
19,446	First Lien Delay Draw, 10.469% (SOFR+500 basis points), 7/8/2025[3,5,11]	19,453
	Arrow Buyer, Inc.
187,500	First Lien Delay Draw, 1.000%, 7/6/2030[5,7]	(718)
812,500	First Lien Term Loan, 11.890% (SOFR+650 basis points), 7/6/2030[3,5]	803,294
995,000	NF HoldCo LLC First Lien Term Loan, 11.890% (SOFR+650 basis points), 3/30/2029[3,5,11]	969,659
382,044	OSP Hamilton Purchaser, LLC First Lien Term Loan, 11.495% (SOFR+610 basis points), 12/28/2027[3,5,11]	372,151
364,178	OSP Hamilton Purchaser, LLC First Lien Term Loan, 11.495% (SOFR+610 basis points), 12/28/2027[3,5,11]	354,748
1,000,000	Serrano Parent, LLC First Lien Term Loan, 11.870% (SOFR+650 basis points), 5/12/2030[3,5]	991,881
1,000,000	USA Debusk LLC First Lien Term Loan, 11.924% (SOFR+660 basis points), 6/30/2028[3,5]	980,061
989,637	Vital Buyer, LLC First Lien Term Loan, 10.910% (SOFR+550 basis points), 6/1/2028[3,5,11]	963,396
		6,180,862

See accompanying Notes to Financial Statements.

CALAMOS AKSIA ALTERNATIVE CREDIT AND INCOME FUND SEMIANNUAL REPORT

Schedule of Investments As of September 30, 2023 (Unaudited)

PRINCIPAL AMOUNT		VALUE
	Transportation Infrastructure (2.0%)
$1,000,000	FB FLL Aviation LLC First Lien Delay Draw, 12.316% (SOFR+700 basis points), 9/18/2028[3,5,6]	$842,500
	TOTAL CORPORATE LOANS (Cost $35,816,925)	35,787,070
SUBORDINATED DEBT (2.4%)
	Electronic Equipment, Instruments & Components (2.4%)
1,012,940	AMG Investment Holdings IV LLC Unsecured / Mezzanine Delayed Draw, 14.250% PIK, 8/13/2028[5,10]	1,012,940
	SUBORDINATED DEBT (Cost $1,012,940)	1,012,940
NUMBER OF SHARES
PRIVATE INVESTMENT VEHICLES (5.7%)
	Capital Markets (4.7%)
N/A	BSOF Parallel Onshore Fund L.P.[8]	1,000,000
N/A	Eagle Point SRT Co-Invest I LP8	1,000,000
		2,000,000
	Financial Services (1.0%)
N/A	Whitehorse Liquidity Partners V LP8	423,808
	TOTAL PRIVATE INVESTMENT VEHICLES (Cost $2,368,147)	2,423,808
SHORT-TERM INVESTMENTS (12.2%)
5,163,570	Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Share Class, 5.20%[12]	5,163,570
	TOTAL SHORT-TERM INVESTMENTS (Cost $5,163,570)	5,163,570
	TOTAL INVESTMENTS (105.4%) (Cost $44,611,582)	44,612,388
LIABILITIES LESS OTHER ASSETS (-5.4%)		(2,267,824)
NET ASSETS (100.0%)		$42,344,564

EUR  Euro

EURIBOR  Euro Interbank Offered Rate

LIBOR  London Interbank Offered Rate

LLC  Limited Liability Company

LP  Limited Partnership

SOFR  Secured Overnight Financing Rate

US  United States

1  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $225,000, which represents 0.53% of the total net assets of the Fund.

2  Callable.

3  Variable rate security. Rate shown is the rate in effect as of period end.

4  Floating rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

5  Level 3 securities fair valued under procedures established by the Board of Trustees represents 80.72% of Net Assets. The total value of these securities is $34,179,428.

6  A portion of this holding is subject to unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion. See Note 2 for additional information.

7  Represents an unfunded loan commitment. The rate disclosed is equal to the commitment fee. The negative cost and/or fair value, if applicable, is due to the discount received in excess of the principal amount of the unfunded commitment. See Note 2 for additional information.

8  Investment valued using net asset value per share as practical expedient. See Note 10 for respective unfunded commitments and redemptive restrictions.

9  Foreign securities entered into in foreign currencies are converted to U.S. Dollars using period end spot rates.

10  Payment-in-kind interest is generally paid by issuing additional par of the security rather than paying cash.

11  This investment was made through a participation. Please see Note 2 for a description of loan participations.

12  The rate is the annualized seven-day yield at period end.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

SALE CONTRACTS		SETTLEMENT DATE	COUNTERPARTY	CURRENCY EXCHANGE	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2023	UNREALIZED APPRECIATION (DEPRECIATION)
EUR		10/13/23	Bank of America	EUR per USD	1,004,457	$(1,080,897)	$(1,062,561)	$18,336
	TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(1,080,897)	$(1,062,561)	$18,336

EUR – Euro

USD – U.S. Dollar

See accompanying Notes to Financial Statements.

Summary of Investments As of September 30, 2023 (Unaudited)

SECURITY TYPE/SECTOR	PERCENT OF TOTAL NET ASSETS
Corporate Loans
Software	14.6%
Commercial Services & Supplies	8.4%
Real Estate Management & Development	8.0%
Financial Services	7.7%
IT Services	4.8%
Health Care Technology	4.6%
Health Care Equipment & Supplies	4.5%
Insurance	4.1%
Professional Services	4.0%
Diversified Consumer Services	3.5%
Health Care Providers & Services	2.3%
Entertainment	2.1%
Transportation Infrastructure	2.0%
Energy Equipment & Services	1.7%
Ground Transportation	1.7%
Containers & Packaging	1.7%
Mortgage Real Estate Investment Trusts (REITs)	1.6%
Life Sciences Tools & Services	1.3%
Consumer Staples Distribution & Retail	1.2%
Chemicals	1.2%
Passenger Airlines	0.9%
Construction & Engineering	0.8%
Oil, Gas & Consumable Fuels	0.6%
Pharmaceuticals	0.6%
Media	0.6%
Total Corporate Loans	84.5%
Short-Term Investments
Short-Term Investments	12.2%
Private Investment Vehicles
Capital Markets	4.7%
Financial Services	1.0%
Total Private Investment Vehicles	5.7%
Subordinated Debt
Electronic Equipment, Instruments & Components	2.4%
Asset-Backed Securities
Financial Services	0.6%
Total Investments	105.4%
Liabilities in Excess of Other Assets	(5.4)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

CALAMOS AKSIA ALTERNATIVE CREDIT AND INCOME FUND SEMIANNUAL REPORT

Statement of Assets and Liabilities September 30, 2023 (Unaudited)

ASSETS
Investments in securities, at value (cost $44,611,582)	$44,612,388
Cash	13,264
Foreign currency, at value (cost $23,714)	22,878
Unrealized appreciation on forward foreign currency exchange contracts	18,336
Receivables:
Accrued interest	380,677
Investments sold	23,274
Prepaid expenses	72,585
Prepaid commitment fees on secured credit facility	19,863
Total assets	45,163,265
LIABILITIES
Payables:
Investments purchased	2,624,403
Interest on secured credit facility (Note 2)	37,003
Investment Advisory fees	21,319
Trustees' fees and officer compensation	4,521
Distribution fees (Note 3)	155
Other accounts payable and accrued liabilites	131,300
Total liabilities	2,818,701
NET ASSETS	$42,344,564
COMPOSITION OF NET ASSETS
Paid in Capital (par value of $0.001 per share with an unlimited number of shares authorized)	$41,558,027
Accumulated distributable earnings (deficit)	786,537
NET ASSETS	$42,344,564

See accompanying Notes to Financial Statements.

Statement of Assets and Liabilities September 30, 2023 (Unaudited) (Continued)

MAXIMUM OFFERING PRICE PER SHARE
Class A:
Net assets applicable to shares outstanding	$551,523
Shares of beneficial interest issued and outstanding	53,762
Net asset value, offering and redemption price per share	$10.26
Maximum sales charge (2.25% of offering price)*	$0.24
Maximum offer price to public	$10.50
Class C:
Net assets applicable to shares outstanding	$30,694
Shares of beneficial interest issued and outstanding	3,000
Net asset value, offering and redemption price per share	$10.23
Class I:
Net assets applicable to shares outstanding	$41,731,630
Shares of common stock issued and outstanding	4,066,438
Net asset value, offering and redemption price per share	$10.26
Class M:
Net assets applicable to shares outstanding	$30,717
Shares of beneficial interest issued and outstanding	3,000
Net asset value, offering and redemption price per share	$10.24

* Investors in Class A Shares may be charged a sales charge of up to 2.25% of the subscription amount.

See accompanying Notes to Financial Statements.

CALAMOS AKSIA ALTERNATIVE CREDIT AND INCOME FUND SEMIANNUAL REPORT

Statement of Operations For the Period June 8, 20231 Through September 30, 2023 (Unaudited)

INVESTMENT INCOME
Interest	$949,854
Distributions from private investment vehicles	748
Total investment income	950,602
EXPENSES
Investment advisory fees	116,816
Interest on secured credit facility	37,003
Trustees' fees and officer compensation	57,295
Legal fees	56,219
Insurance fees	30,240
Fund accounting and administration fees	29,171
Interest on subsequent close of private investment vehicles	27,648
Audit fees	24,674
Transfer agent fees	22,970
Shareholder reporting fees	13,274
Custodian fees	9,370
Commitment fees on secured credit facility	5,137
Registration fees	1,521
Distribution fees—Class A (Note 3)	326
Distribution fees—Class C (Note 3)	95
Distribution fees—Class M (Note 3)	72
Miscellaneous	15,076
Total expenses	446,907
Expenses waived by advisor (Note 3)	(236,584)
Net expenses	210,323
NET INVESTMENT INCOME (LOSS)	740,279
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	2,269
Foreign currency transactions	(2,888)
Forward foreign currency exchange contracts	28,571
Net realized gain (loss)	27,952
Net change in unrealized appreciation/(depreciation) on:
Change in unrealized appreciation/(depreciation) on:
Investments	806
Foreign currency translations	(836)
Forward foreign currency exchange contracts	18,336
Net change in unrealized appreciation/(depreciation)	18,306
NET GAIN (LOSS)	46,258
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$786,537

1 Commencement of operations.

See accompanying Notes to Financial Statements.

Statement of Changes in Net Assets

(UNAUDITED) FOR THE PERIOD JUNE 8, 2023[1] THROUGH SEPTEMBER 30, 2023
OPERATIONS
Net investment income (loss)	$740,279
Net realized gain (loss) on investments, foreign currency and forward foreign currency exchange contracts	27,952
Net change in unrealized appreciation/depreciation on investments, foreign currency and forward foreign currency exchange contracts	18,306
Net increase (decrease) in net assets resulting from operations	786,537
CAPITAL STOCK TRANSACTIONS
Proceeds from shares sold:
Class A	540,114
Class C	30,000
Class I	40,857,913
Class M	30,000
Net increase (decrease) in net assets from capital transactions	41,458,027
TOTAL INCREASE (DECREASE) IN NET ASSETS	42,244,564
NET ASSETS
Beginning of period[2]	$100,000
End of period	$42,344,564
CAPITAL SHARE TRANSACTIONS
Shares sold:
Class A	53,762
Class C	3,000
Class I	4,056,438
Class M	3,000
Net increase (decrease) in capital share transactions	4,116,200

1 Commencement of operations.

2 The total initial seed share purchase made on January 26, 2023 of $100,000 included 10,000 shares purchased at $10 per share.

See accompanying Notes to Financial Statements.

CALAMOS AKSIA ALTERNATIVE CREDIT AND INCOME FUND SEMIANNUAL REPORT

Statement of Cash Flows

(UNAUDITED) FOR THE PERIOD JUNE 8, 2023[1] THROUGH SEPTEMBER 30, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase/(decrease) in net assets from operations	$786,537
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used in) operating activities:
Purchases of long-term portfolio investments	(35,313,691)
Sales of long-term portfolio investments	894,981
Purchase/Sales of short-term investments—net	(5,163,570)
Purchase of short-term portfolio investments	(3,983,365)
Sales of short-term portfolio investments	1,593,883
Net amortization on investments	(16,036)
Net realized gain (loss) from investments	(2,269)
Net realized gain (loss) from foreign currency transactions	2,888
Net change in unrealized appreciation/(depreciation) on investments	(806)
Net change in unrealized appreciation/(depreciation) on foreign currency translations	836
Net change in unrealized appreciation/(depreciation) on forward currency exchange contracts	(18,336)
Net change in assets and liabilities:
(Increase)/decrease in assets:
Investments sold	(23,274)
Accrued interest	(380,677)
Prepaid expenses	(72,585)
Prepaid commitment fees on secured credit facility	(19,863)
Increase/(decrease) in liabilities:
Interest on secured credit facility (Note 2)	37,003
Investment advisory fees	21,319
Distribution fees (Note 3)	155
Trustees' fees and officer compensation	4,521
Other accounts payable and accued liabilites	131,300
Net cash provided by/(used in) operating activities	(41,521,049)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	41,458,027
Net cash provided by/(used in) financing activities	41,458,027
Net increase/(decrease) in cash and foreign currency	(63,022)
Effect of foreign exchange rate changes on cash	(836)
Cash and foreign currency at beginning of period	100,000
Cash and foreign currency at end of period	$36,142
Supplemental disclosure
Cash paid for interest on credit facility during the period was $37,003.
Cash paid for interest on subsequent close during the period was $27,648.

1 Commencement of operations

See accompanying Notes to Financial Statements.

Financial Highlights (Unaudited)

Selected data for a share outstanding throughout each period were as follows:

	FOR THE PERIOD JUNE 8, 2023* THROUGH SEPTEMBER 30, 2023
	CLASS A	CLASS C	CLASS I	CLASS M
Net asset value, beginning of period	$10.00	$10.00	$10.00	$10.00
Income from investment operations: Net investment income (loss)[1]	0.24	0.22	0.25	0.23
Net realized and unrealized gain (loss)	0.02	0.01	0.01	0.01
Total from investment operations	0.26	0.23	0.26	0.24
Net asset value, end of period	$10.26	$10.23	$10.26	$10.24
TOTAL RETURN[2,3]	2.60%	2.30%	2.60%	2.40%
RATIOS TO AVERAGE NET ASSETS
Ratio of expenses: Before fees waived and expenses absorbed[4]	5.02%	5.77%	4.77%	5.52%
After fees waived and expenses absorbed[4]	2.50%	3.25%	2.25%	3.00%
Ratio of net investment income (loss): Before fees waived and expenses absorbed[4]	5.15%	4.40%	5.40%	4.65%
After fees waived and expenses absorbed[4]	7.67%	6.92%	7.92%	7.17%
SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$552	$31	$41,732	$31
Portfolio turnover rate[3]	4%	4%	4%	4%
SENIOR SECURITIES:
Total amount outstanding (000's omitted) Secured credit facility	$—	$—	$—	$—
Asset coverage per $1,000 of borrowings[5]: Secured Credit Facility	$—	$—	$—	$—

*  Commencement of operations.

1  Based on average shares outstanding for the period.

2  Total return would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

3  Not annualized.

4  Annualized.

5  Calculated by subtracting the Fund's total liabilities (not including borrowings) from the Fund's total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

CALAMOS AKSIA ALTERNATIVE CREDIT AND INCOME FUND SEMIANNUAL REPORT

Notes to Financial Statements (Unaudited)

Note 1 — Organization

Calamos Aksia Alternative Credit and Income Fund (the "Fund") was organized as a Delaware statutory trust on June 24, 2022. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-end management investment company and operates as an interval fund, commencing operations on June 8, 2023. The Fund's investment advisor is Calamos Advisors LLC (the "Advisor" or "Calamos") and the Fund's sub-advisor is Aksia LLC (the "Sub-Advisor" or "Aksia" and together, the "Advisors"). The Advisor and the Sub-Advisor are each registered as an investment advisor with the U.S. Securities and Exchange Commission (the "SEC") under the Investment Advisers Act of 1940, as amended (the "Advisers Act").

The Fund offers four separate classes of shares of beneficial interest ("Shares") designated as Class A ("Class A Shares"), Class C ("Class C Shares"), Class I ("Class I Shares") and Class M ("Class M Shares"). An investment in any Share class of the Fund represents an investment in the same assets of the Fund. However, the purchase restrictions and ongoing fees and expenses for each Share class are different.

The Fund's investment objectives are to seek attractive risk-adjusted returns and high current income. The Fund seeks to achieve its investment objectives by primarily investing across the private credit asset class ("Private Credit"), with the remainder of the Fund's assets invested in one or more liquid alternative investment strategies, which seek to outperform cash yields.

Note 2 — Significant Accounting Policies

Basis of Preparation and Use of Estimates

The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, Financial Services—Investment Companies. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP"). The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Valuation of Investments

The Fund's NAV per Share is determined daily by the Advisor as of the close of business on each day the New York Stock Exchange ("NYSE") is open for trading or at such other times as the Board may determine. In accordance with the procedures approved by the Board, the NAV per outstanding Share of beneficial interest is determined, on a class-specific basis, by dividing the value of total assets minus liabilities by the total number of Shares outstanding.

The Board has designated the Advisor as its Valuation Designee to perform fair valuation determinations for the Fund with respect to all Fund investments. The Board oversees the Advisor in its role as Valuation Designee and has approved valuation policy for the Fund (the "Valuation Policy") and the Advisor's valuation procedures (the "Valuation Procedures"). The Advisor, as Valuation Designee, has formed a separate valuation committee (the "Valuation Committee") for determining the fair value of the Fund's investments. The Valuation Committee oversees the implementation of the Valuation Procedures and may consult with representatives from the Fund's outside legal counsel or other third-party consultants in their discussions and deliberations. The Valuation Committee is composed of individuals affiliated with the Advisor.

The Advisor, including through the Valuation Committee, conducts the valuation determinations, provides primary day-to-day oversight of valuation of the Fund's investments and acts in accordance with the Valuation Procedures as approved by the Board. The Fund's investment portfolio is valued at least each quarter, in accordance with the Valuation Policies and Valuation Procedures.

The Advisor values securities/instruments traded in active markets on the measurement date by multiplying the closing price of such traded securities/instruments by the quantity of shares or amount of the instrument held. The Advisor values securities/instruments that are not actively traded but whose fair value can be determined based on other observable market data using a price determined by an approved independent pricing vendor.

For securities/instruments with significant unobservable fair value inputs, the valuation approach may vary by security/instrument but may include discounted cash flow analysis, comparable public market valuations and comparable transaction valuations. Factors that might materially impact the value of an investment (e.g., operating results, financial

Notes to Financial Statements (Unaudited)

condition, achievement of milestones, economic and/or market events and recent sales prices) may be considered. The factors and methodologies used for the valuation of such securities/instruments are not necessarily an indication of the risks associated with investing in those securities/instruments nor can it be assured that the Fund can realize the fair value assigned to a instrument/security if it were to sell the instrument/security. Because such valuations are inherently uncertain, they often reflect only periodic information received by the Advisor about such companies' financial condition and/or business operations, which may be on a lagged basis and therefore fluctuate over time and can be based on estimates. Determinations of fair value may differ materially from the values that would have been used if an exchange-traded market for these instruments/securities existed.

The Advisor may engage one or more independent valuation firms to perform procedures, including providing input about calculation models or providing assurance on the concluded fair values for individual investments held by the Fund. Such independent third-party pricing services and independent third-party valuation services may be utilized by the Advisor to verify valuation models pursuant to the Fund's valuation policy at such timing intervals as the Advisor may deem appropriate.

Primary and secondary investments in private markets funds are generally valued based on the latest net asset value reported by the third-party fund manager. If the net asset value of an investment in a private markets fund is not available at the time the Fund is calculating its net asset value, the Fund will review any cash flows since the reference date of the last net asset value for a private markets fund received by the Fund from a third-party manager until the determination date are recognized by (i) adding the nominal amount of the investment related capital calls and (ii) deducting the nominal amount of investment related distributions from the net asset value as reported by the third-party fund manager.

Notwithstanding the above, managers of primary and secondary investments in private markets funds may adopt a variety of valuation bases and provide differing levels of information where there will generally be no liquid markets for such investments. Consequently, there are inherent difficulties in determining the fair value that cannot be eliminated. None of the Valuation Committee, the Board, the Advisor or the Sub-Advisor will be able to confirm independently the accuracy of valuations provided by these investments in private market funds (which are generally unaudited). Due to the inherent uncertainty in determining the fair value of investments for which market values are not readily available, the fair value of these investments may fluctuate from period to period. In addition, such fair value may differ materially from the values that may have been used had a ready market existed for such investments and may significantly differ from the value ultimately realized by the Fund.

If the Advisor reasonably believes an opinion from an independent valuation firm or pricing vendor is inaccurate or unreliable, the Advisor's Valuation Committee will determine a good-faith fair valuation for the impacted investment. The Advisor's Valuation Committee, who is solely responsible for the determination of the fair value of the investments, will consider all available information at its disposal prior to making a valuation determination, including information or opinions from third-party firms.

Investment Transactions and Related Investment Income

Investment transactions are accounted for on a trade-date basis. However, for daily net asset value ("NAV") determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium, accretion of discount and loan origination fees using the effective interest method over the respective term of the loan. Upon the prepayment of a loan or security, any unamortized loan origination fees, original issue discount and market discount are recorded as interest income. The Fund records prepayment premiums as interest income when it receives such amounts.

Realized gains and losses on investment transactions are determined using cost calculated on a specific identification basis. Paydown gains and losses are recorded as an adjustment to interest income in the Statement of Operations. Some or all of the interest payments of a loan or preferred equity may be structured in the form of Paid-in-kind ("PIK"), which accrues to cost and principal on a current basis but is generally not paid in cash until maturity or some other determined payment date. Interest payments structured in the form of PIK are subject to the risk that a borrower could default when actual cash interest or principal payments are due. Dividends are recorded on the ex-dividend date. Distributions from private investments that represent returns of capital in excess of cumulative profits and losses are credited to investment cost rather than investment income.

Federal Income Taxes

The Fund intends to qualify annually as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended. As so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is

CALAMOS AKSIA ALTERNATIVE CREDIT AND INCOME FUND SEMIANNUAL REPORT

Notes to Financial Statements (Unaudited)

required. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

At September 30, 2023, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$44,611,582
Gross unrealized appreciation	$116,409
Gross unrealized depreciation	(98,103)
Net unrealized appreciation on investments	$18,306

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of September 30, 2023, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$768,231
Undistributed long-term capital gains	—
Tax accumulated earnings	768,231
Accumulated capital and other losses	—
Unrealized appreciation on investments	18,306
Total accumulated earnings (deficit)	$786,537

The Fund made no distributions through September 30, 2023. As a new Fund, the Fund had no capital loss carryforwards.

Accounting for Uncertainty in Income Taxes (the "Income Tax Statement") requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund's tax returns to determine whether these positions meet a "more-likely-than-not" standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the "more-likely-than-not" recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund's current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. For the period from the commencement of the Fund's operations on June 8, 2023 through September 30, 2023, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders

Distributions are paid at least quarterly on the Shares in amounts representing substantially all of the Fund's net investment income, if any, earned each year. The Fund determines annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses (including capital loss carryover); however, it may distribute any excess annually to its shareholders.

The exact amount of distributable income for each fiscal year can only be determined at the end of the Fund's fiscal year, March 31. Under Section 19 of the 1940 Act, the Fund is required to indicate the sources of certain distributions to shareholders. The estimated distribution composition may vary from quarter to quarter because it may be materially impacted by future income, expenses and realized gains and losses on securities and fluctuations in the value of the currencies in which Fund assets are denominated.

Foreign Currency and Exchange

The Fund's Shares are denominated in U.S. dollars and will be issued in U.S. dollars. A portion of the Fund's investments (and the income and gains received by the Fund in respect of such investments) may be denominated in currencies other than the U.S. dollar. However, the books of the Fund will be maintained, and contributions to and distributions from the Fund will generally be made, in U.S. dollars. Accordingly, changes in foreign currency exchange rates and exchange controls may

Notes to Financial Statements (Unaudited)

materially adversely affect the value of the investments and the other assets of the Fund. For example, any significant depreciation in the exchange rate of the Euro, or any other currency in which the Fund makes investments, against the U.S. dollar, could adversely affect the value of dividends or proceeds on investments denominated in the Euro or such other currencies. In addition, the Fund will incur costs, which may be significant, in connection with the conversion of various currencies. The Advisors generally intend to hedge the foreign currency exposure of the Fund; however, the Fund will necessarily be subject to foreign exchange risks. In addition, prospective investors whose assets and liabilities are predominantly in other currencies should take into account the potential risk of loss arising from fluctuations in value between U.S. dollars and such other currencies. The Fund may enter into forward contracts to hedge exchange risk exposure.

Forward Foreign Currency Exchange Contracts

The Fund may utilize forward foreign currency exchange contracts ("forward contracts") under which they are obligated to exchange currencies on specified future dates at specified rates and are subject to the translations of foreign exchange rates fluctuations. All contracts are "marked-to-market" daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Fund records realized gains or losses at the time the forward contract is settled. Counterparties to these forward contracts are major U.S. financial institutions. As of September 30, 2023, the Fund had one outstanding forward currency contract sold short.

Collateralized Loan Obligations and Collateralized Debt Obligations

The Fund may invest in Collateralized Loan Obligations ("CLOs") and Collateralized Debt Obligations ("CDOs"). CLOs and CDOs are created by the grouping of certain private loans and other lender assets/collateral into pools. A sponsoring organization establishes a special purpose vehicle to hold the assets/collateral and issue securities. Interests in these pools are sold as individual securities. Payments of principal and interest are passed through to investors and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty or senior/subordination. Payments from the asset pools may be divided into several different tranches of debt securities, offering investors various maturity and credit risk characteristics. Some tranches entitled to receive regular installments of principal and interest, other tranches entitled to receive regular installments of interest, with principal payable at maturity or upon specified call dates, and other tranches only entitled to receive payments of principal and accrued interest at maturity or upon specified call dates. Different tranches of securities will bear different interest rates, which may be fixed or floating.

CLOs and CDOs are typically privately offered and sold, and thus, are not registered under the securities laws, which means less information about the security may be available as compared to publicly offered securities and only certain institutions may buy and sell them. As a result, investments in CLOs and CDOs may be characterized by the Fund as illiquid securities. An active dealer market may exist for CLOs and CDOs that can be resold in Rule 144A transactions, but there can be no assurance that such a market will exist or will be active enough for the Fund to sell such securities.

Private Investment Funds

The Fund may also invest in private investment funds (i.e., investment funds that would be investment companies but for the exemptions under Section 3(c)(1), 3(c)(5)(C) or 3(c)(7) of the 1940 Act) that invest or trade in a wide range of securities. When the Fund invests in securities issued by private investment funds, it will bear its pro rata portion of the private funds' expenses. These expenses are in addition to the direct expenses of the Fund's own operations, thereby increasing indirect costs and potentially reducing returns to Shareholders. A private investment fund in which the Fund invests has its own investment risks, and those risks can affect the value of the private investment fund's shares and therefore the value of the Fund's investments. There can be no assurance that the investment objective of a private investment fund will be achieved. A private investment fund may change its investment objective or policies without the Fund's approval, which could force the Fund to withdraw its investment from such private investment fund at a time that is unfavorable to the Fund. In addition, one private investment fund may buy the same securities that another private investment fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

Subsequent closings for closed-end private investment funds afford such funds the option to launch the fund as soon as they have secured enough soft commitments and allow the General Partner ("GP") to increase the speed of the fund to take advantage of investments in the market. Rebalancing or equalization occurs each time capital is called after each subsequent closing has occurred and is the process of truing-up all investors as if they had joined the fund during the initial closing. For the period June 8, 2023 (commencement of operations) to September 30, 2023, the Fund experienced equalization and resulted in the interest expense of $27,648, as noted in the Statement of Operations and Statement of Cash Flows as Interest on subsequent close of private investment vehicles.

CALAMOS AKSIA ALTERNATIVE CREDIT AND INCOME FUND SEMIANNUAL REPORT

Notes to Financial Statements (Unaudited)

Participations and Assignments

The Fund may acquire interests in loans either directly (by way of original issuance, sale or assignment) or indirectly (by way of participation). The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, its rights can be more restricted than those of the assigning institution. Participation interests in a portion of a debt obligation typically result in a contractual relationship only with the institution participating in the interest, not with the borrower. In purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation.

Commitments and Contingencies

Commercial loans purchased by the Fund (whether through participations or as a lender of record) may be structured to include both term loans, which are generally fully funded at the time of investment, and unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities and delayed draw term loans, which may obligate the Fund to supply additional cash to the borrower on demand, representing a potential financial obligation by the Fund in the future. The Fund may receive a commitment fee based on the undrawn portion of such unfunded loan commitments. The commitment fee is typically set as a percentage of the commitment amount. Commitment fees are processed as income when received and are part of the interest income in the Statements of Operations. As of September 30, 2023, the Fund received $7,420 in commitment fees. As of September 30, 2023, the Fund had unfunded loan commitments as noted in the Schedule of Investments with a total principal amount of $4,709,711.

BORROWER	TYPE	PRINCIPAL AMOUNT	FAIR VALUE
400 NE 2nd Street Owner LLC	First Mortgage Delay Draw	$19,575	$2
Accuserve Solutions, Inc.	First Lien Delay Draw	172,414	(2,316)
Arrow Buyer, Inc.	First Lien Delay Draw	187,500	(718)
DTH 215 Venture LLC	First Mortgage Delay Draw	40,943	(231)
FB FLL Aviation LLC	First Lien Delay Draw	140,000	(2,450)
Galway Borrower, LLC	First Lien Delay Draw	600,000	(898)
Life Science Intermediate	First Lien Delay Draw	433,594	1,243
LJ Avalon Holdings LLC	First Lien Delay Draw	60,252	123
More Cowbell II LLC	First Lien Delay Draw	108,885	(817)
Salute Mission Critical LLC	First Lien Delay Draw	189,509	412
SEI Holdings I Corporation	First Lien Delay Draw	80,000	(1,152)
SFC Senior, LLC	First Lien Delay Draw	304,723	—
Cor Leonis Limited	First Lien Revolver	631,029	—
Crown Finance US, Inc.	First Lien Revolver	1,380,000	(17,666)
LJ Avalon Holdings LLC	First Lien Revolver	110,837	226
Medical Device, Inc.	First Lien Revolver	55,556	(756)
More Cowbell II LLC	First Lien Revolver	113,676	(1,705)
Salute Mission Critical LLC	First Lien Revolver	81,218	176
	Total:	$4,709,711	$(26,527)

Repurchase Offers

To provide Shareholders with limited liquidity, the Fund is structured as an "interval fund" and intends to conduct quarterly repurchase offers for between 5% and 25% of the Fund's outstanding shares at NAV, pursuant to Rule 23c-3 under the 1940 Act. Under normal market conditions, the Fund currently intends to repurchase 5% of its outstanding Shares at NAV on a quarterly basis. In connection with any given repurchase offer, it is likely that the Fund may offer to repurchase only 5% of its outstanding Shares. Quarterly repurchases shall commence within two calendar quarters after the Fund's initial effective date. The offer to purchase Shares is a fundamental policy that may not be changed without the vote of the holders of a majority of the Fund's outstanding voting securities (as defined in the 1940 Act).

Notes to Financial Statements (Unaudited)

Borrowing, Use of Leverage

On July 17, 2023, the Fund entered into a senior secured credit facility (the "Secured Credit Facility") with PNC Capital Markets LLC as a lead arranger, PNC Bank, National Association ("PNC") as administrative agent and syndication agent and with certain lenders from time to time as parties thereto (the "Lenders"). The Secured Credit Facility provides for borrowings on a committed basis in an aggregate principal amount up to $25,000,000. As of September 30, 2023, the Fund had no outstanding balance under the Secured Credit Facility.

For the period from the commencement of the Fund's operations on June 8, 2023 through September 30, 2023 the average balance outstanding, maximum amount borrowed and weighted average interest rate under the Secured Credit Facility were $2,080,000, $2,600,000 and 7.92%, respectively, for the 25 days the Secured Credit Facility was used. The interest expense during the period June 8, 2023 (commencement of operations) to September 30, 2023, was $37,003. Commitment fees incurred are prepaid and amortized over the term of the loan. For the period June 8, 2023 (commencement of operations) to September 30, 2023, commitment fees were $5,137. Unamortized commitment fees for the period June 8, 2023 (commencement of operations) to September 30, 2023, were $19,863.

The use of leverage increases both risk of loss and profit potential. The Fund is subject to the 1940 Act requirement that an investment company satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the investment company incurs the indebtedness. This means that at any given time the value of the Fund's total indebtedness may not exceed one-third the value of its total assets (including such indebtedness). The interests of persons with whom the Fund enters into leverage arrangements will not necessarily be aligned with the interests of the Fund's shareholders and such persons will have claims on the Fund's assets that are senior to those of the Fund's shareholders. In addition to the risks created by the Fund's use of leverage, the Fund is subject to the additional risk that it would be unable to timely, or at all, obtain leverage borrowing. The Fund might also be required to de-leverage, selling securities at a potentially inopportune time and incurring tax consequences. Further, the Fund's ability to generate income from the use of leverage would be adversely affected.

Note 3 — Investment Advisory and Other Agreements

The Fund has entered into an investment advisory agreement, (the "Investment Advisory Agreement"), by and between the Fund and the Advisor, and in consideration of the advisory services provided by the Advisor to the Fund, the Advisor is entitled to an investment management fee (the "Investment Management Fee") payable monthly in arrears and accrued daily based upon the Fund's average daily net assets at an annual rate of 1.25%. In addition, pursuant to the sub-advisory agreement between the Advisor and Aksia (the "Sub-Advisory Agreement"), the Advisor pays Aksia a sub-advisory fee (the "Sub-Advisory Fee") payable monthly in arrears and accrued daily based upon the Fund's average daily net assets at an annual rate of 0.625%. The Investment Management Fee paid to the Advisor will be paid out of the Fund's assets and the Sub-Advisory Fee will be paid by the Advisor out of its Investment Management Fee.

The Advisor, the Sub-Advisor and the Fund have entered into the Expense Limitation Agreement under which the Advisor and Sub-Advisor have agreed contractually, for a three-year period from May 17, 2023, to reimburse on a 50/50 basis certain other expenses incurred in the business of the Fund, calculated and reimbursed on a Class-by-Class basis in respect of each of Class A, Class C, Class I and Class M, with the exception of (i) the Investment Management Fee, (ii) the Shareholder Servicing Fee, (iii) the Distribution Fee (as defined herein), (iv) certain costs associated with the acquisition, ongoing investment and disposition of the Fund's investments and unconsummated investments, including legal costs, professional fees, travel costs and brokerage costs, (v) acquired fund fees and expenses, (vi) dividend and interest payments (including any dividend payments, interest expenses, commitment fees, or other expenses related to any leverage incurred by the Fund), (vii) taxes and costs to reclaim foreign taxes, and (viii) extraordinary expenses (as determined in the discretion of the Advisor and Sub-Advisor), to the extent that such expenses exceed 0.25% of the average daily net assets of such class (the "Expense Cap"). In consideration of the Advisor's and Sub-Advisor's agreement to reimburse certain of the Fund's other expenses on a 50/50 basis, the Fund has agreed to repay the Advisor and Sub-Advisor on a 50/50 basis a Reimbursement Amount in respect of each of Class A, Class I and Class M subject to the limitation that a reimbursement will be made only if and to the extent that: (i) it is payable not more than three years from the date on which the applicable waiver or expense payment was made by the Advisor and Sub-Advisor; and (ii) the Reimbursement Amount does not cause the Fund's total annual operating expenses (on an annualized basis and net of any reimbursements received by the Fund during such fiscal year) during the applicable quarter to exceed the Expense Cap of such class. The Reimbursement Amount for a class of Shares will not cause

CALAMOS AKSIA ALTERNATIVE CREDIT AND INCOME FUND SEMIANNUAL REPORT

Notes to Financial Statements (Unaudited)

Fund expenses in respect of that class to exceed the Expense Cap either (i) at the time of the waiver or (ii) at the time of reimbursement. The Expense Limitation Agreement will remain in effect for a three-year period from May 17, 2023, unless and until the Board approves its modification or termination. Thereafter, the Expense Limitation Agreement may be renewed annually with the written agreement of the Advisor, the Sub-Advisor, and the Fund.

For the period from the commencement of the Fund's operations on June 8, 2023 through September 30, 2023, the Advisor and Sub-Advisor waived their fees and absorbed other expenses totaling $236,584. For a period not to exceed three years from the date on which advisory fees are waived or Fund expenses absorbed by the Advisor and Sub-Advisor, the Advisor and Sub-Advisor may recoup amounts waived or absorbed, provided it is able to effect such recoupment and remain in compliance with (a) the limitation on Fund expenses in effect at the time of the relevant reduction in advisory fees or payment of the Fund's expenses, and (b) the limitation on Fund expenses at the time of the recoupment. At September 30, 2023, the amount of these potentially recoverable expenses was $236,584. Waived fees and absorbed other expenses subject to potential recovery by month of expiration are as follows:

June 2026 - September 2026	$236,584

The Fund has adopted a "Distribution and Shareholder Services Plan" with respect to its Class A, Class C and Class M Shares under which the Fund may compensate financial industry professionals for distribution-related expenses, if applicable, and providing ongoing services in respect of clients with whom they have distributed Shares of the Fund. Such services may include electronic processing of client orders, electronic fund transfers between clients and the Fund, account reconciliations with the Fund's transfer agent, facilitation of electronic delivery to clients of Fund documentation, monitoring client accounts for back-up withholding and any other special tax reporting obligations, maintenance of books and records with respect to the foregoing, and such other information and liaison services as the Fund or the Advisor may reasonably request. Under the Distribution and Shareholder Services Plan, the Fund, with respect to Class A, Class C and Class M, may incur expenses on an annual basis equal to 0.25%, 1.00% and 0.75%,respectively, of its average daily net assets. With respect to Class A Shares, the entire fee is characterized as a "shareholder service fee." With respect to Class C Shares, up to 0.25% of the fee is characterized as a "shareholder service fee" and the remaining portion is characterized as a "distribution fee." With respect to Class M Shares, the entire fee is characterized as a "distribution fee."

UMB Fund Services, Inc. (the "Administrator") serves as administrator, accounting agent and transfer agent to the Fund. Pursuant to the agreement with the Administrator, for the services rendered to the Fund by the Administrator, the Fund pays the Administrator the greater of an annual minimum fee or an asset based fee, which scales downward based upon net assets for fund administration, fund accounting and transfer agency services.

The Fund has entered into a Custody Agreement with UMB Bank, n.a. (the "Custodian"). Under the terms of this agreement, the Custodian will serve as custodian of the Fund's assets.

The Fund has entered into a distribution agreement with Calamos Financial Services, LLC to act as the distributor for the sale of Shares. Calamos Financial Services, LLC is an affiliate of Calamos Advisors LLC.

Note 4 — Fair Value of Investments

Fair Value — Definition

The Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•  Level 1 — Valuations based on unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

•  Level 2 — Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

•  Level 3 — Valuations based on inputs that are both significant and unobservable to the overall fair value measurement.

Notes to Financial Statements (Unaudited)

Investments in Private Investment Vehicles measured based upon NAV as a practical expedient to determine fair value are not required to be categorized in the fair value hierarchy, however these amounts are shown in the table below under net asset value in order to reconcile back to the Schedule of Investments.

The availability of observable inputs can vary from investment to investment and is affected by a wide variety of factors, including, for example, the type of investment whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the investment. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those investments. The following table summarizes the Fund's investments that are measured at fair value by level within the fair value hierarchy as of September 30, 2023:

	LEVEL 1	LEVEL 2	LEVEL 3	NET ASSET VALUE	TOTAL
Assets:
Investments, at fair value
Asset Backed Securities	$—	$225,000	$—	$—	$225,000
Corporate Loans	—	2,620,582	33,166,488	—	35,787,070
Private Investment Vehicles	—	—	—	2,423,808	2,423,808
Subordinated Debt	—	—	1,012,940	—	1,012,940
Short-Term Investments	5,163,570	—	—	—	5,163,570
Total Investments, at fair value	$5,163,570	$2,845,582	$34,179,428	$2,423,808	$44,612,388
Other Financial Instruments
Forward Contracts	$—	$18,336	$—	$—	$18,336
Total Assets	$5,163,570	$2,863,918	$34,179,728	$2,423,808	$44,630,724

The following table presents the changes in assets and transfers in and out for investments that are classified in Level 3 of the fair value hierarchy for the period ended September 30, 2023:

	CORPORATE LOANS	SUBORDINATED DEBT
Balance as of June 8, 2023 (commencement of operations)	$—	$—
Transfers In	—	—
Transfers Out	—	—
Purchases	35,665,968	1,012,940
Sales/Paydowns	(2,491,752)	—
Realized gains (losses)	2,269	—
Original issue discount and amendment fees	—	—
Accretion	16,036	—
Change in Unrealized appreciation/ depreciation	(26,033)	—
Balance as of September 30, 2023	$33,166,488	$1,012,940

CALAMOS AKSIA ALTERNATIVE CREDIT AND INCOME FUND SEMIANNUAL REPORT

Notes to Financial Statements (Unaudited)

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund's investments that are categorized in Level 3 of the fair value hierarchy as of September 30, 2023.

INVESTMENTS	FAIR VALUE	VALUATION TECHNIQUE	UNOBSERVABLE INPUTS	RANGE OF INPUTS		WEIGHTED AVERAGE	IMPACT ON VALUATION FROM AN INCREASE IN INPUT
Corporate Loans	$24,176,764	Market Approach	Market Yield	10.56	% to 15.03%	12.15%	Decrease
	$8,989,723	Recent Transaction	Recent Transaction Price	96.000	to 100.000	97,945%	Increase
Subordinated Debt	$1,012,940	Market Approach	Market Yield	14.49	% – 14.49%	14.49%	Decrease
	$34,179,428

Note 5 — Capital Stock

The Fund is authorized as a Delaware statutory trust to issue an unlimited number of Shares in one or more classes, with a par value of $0.001. The minimum initial investment by an investor in the Fund is $2,500 with respect to Class A Shares and Class C Shares, $1,000,000 for Class I Shares and $10,000 with respect to Class M Shares, which stated minimum may be reduced for certain investors. Investors purchasing Class A Shares may be charged a front-end sales load of up to 2.25% of the investor's net purchase. Class C Shares, Class I Shares and Class M Shares are not subject to front-end sales loads. While Class M Shares are not charged a front-end sales load, if you purchase Class M Shares through certain financial firms, they may directly charge you transaction or other fees in such amount as they may determine.

A shareholder whose Shares (or a portion thereof) are repurchased by the Fund will not be entitled to a return of any sales charge that was charged in connection with the shareholder's purchase of the Shares.

Pursuant to Rule 23c-3 under the 1940 Act, on a quarterly basis, the Fund offers shareholders holding all classes of shares the option of tendering shares at NAV. The Board determines the quarterly repurchase offer amount ("Repurchase Offer Amount"), which can be no less than 5% and no more than 25% of all shares of all classes outstanding on the repurchase request deadline. If shareholders tender more than the Repurchase Offer Amount, the Fund may, but is not required to, repurchase an additional amount of shares not to exceed 2% of all outstanding shares of the Fund on the repurchase request deadline. If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if shareholders tender Shares in an amount exceeding the Repurchase Offer Amount plus 2% of the outstanding Shares on the repurchase request deadline, the Fund will repurchase the Shares on a pro rata basis. However, the Fund may accept all shares tendered for repurchase by shareholders who own less than $2,500 worth of Shares and who tender all of their Shares, before prorating other amounts tendered. In addition, the Fund may accept the total number of Shares tendered in connection with required minimum distributions from an IRA or other qualified retirement plan. It is the shareholder's obligation to both notify and provide the Fund supporting documentation of a required minimum distribution from an IRA or other qualified retirement plan. The results of the repurchase offers conducted for the period from the commencement of the Fund's operations on June 8, 2023 through ended September 30, 2023 are as follows:

Commencement Date	August 4, 2023
Repurchase Request	September 5, 2023
Repurchase Pricing date	September 5, 2023
Net Asset Value as of Repurchase Pricing Date
Class A	$10.21
Class C	$10.19
Class I	$10.21
Class M	$10.20
Amount Repurchased(1)
Class A	$—
Class C	$—
Class I	$—
Class M	$—

Notes to Financial Statements (Unaudited)

Percentage of Outstanding Shares Repurchased(1)
Class A	—%
Class C	—%
Class I	—%
Class M	—%

(1)  No repurchases were made during the period and dashes represent zero activity.

Note 6 — Investment Transactions

For the period from the commencement of the Fund's operations on June 8, 2023 through September 30, 2023, purchases net of unfunded commitments and sales of investments, excluding short-term investments, were $37,856,080 and $897,153, respectively.

Note 7 — Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 8 — Derivatives and Hedging Disclosures

U.S. GAAP requires enhanced disclosures about the Fund's derivative and hedging activities, including how such activities are accounted for and their effects on the Fund's financial position, performance and cash flows. The Fund invested in forward foreign exchange currency contracts for the period from the commencement of the Fund's operations on June 8, 2023 through September 30, 2023 in order to hedge portfolio currency risk. By entering into forward foreign exchange currency contracts, the Fund agrees to exchange different currencies at a specified exchange rate at an agreed-upon future date. The Fund may be susceptible to the risk of changes in the foreign exchange rate underlying the forward contract and of the counterparty's potential inability to fulfill the terms of the contract. The Fund may be susceptible to losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected, and are subject to counterparty credit, liquidity, valuation, correlation and leverage risk.

The effects of these derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. Forward contracts are not designated as hedging instruments. The fair values of derivative instruments as of September 30, 2023, and the realized and unrealized gain (loss) during the period from the commencement of the Fund's operations on June 8, 2023 through September 30, 2023 by risk category are as follows:

DERIVATIVES NOT DESIGNATED AS HEDGING INSTRUMENTS
		ASSET DERIVATIVES	LIABILITY DERIVATIVES
STATEMENT OF ASSET AND LIABILITIES LOCATION	DERIVATIVES INSTRUMENTS	VALUE	VALUE
Net unrealized appreciation on forward foreign currency exchange contracts	Forward Contracts	$18,336	$—
Total		$18,336	$—

AMOUNT OF NET REALIZED GAIN OR (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
DERIVATIVES INSTRUMENTS	FORWARD CONTRACTS
Forward Foreign Currency Exchange Contracts	$28,571

NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON DERIVATIVES RECOGNIZED IN INCOME
DERIVATIVES INSTRUMENTS	FORWARD CONTRACTS
Forward Foreign Currency Exchange Contracts	$18,336

CALAMOS AKSIA ALTERNATIVE CREDIT AND INCOME FUND SEMIANNUAL REPORT

Notes to Financial Statements (Unaudited)

The quarterly average volumes of derivative instruments as of September 30, 2023 are as follows:

DERIVATIVES INSTRUMENTS	SHORT FORWARD CONTRACTS
Forward Foreign Currency Exchange Contracts (as represented by market value)	(718,200)

Note 9 — Disclosures about Offsetting Assets and Liabilities

Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

A fund mitigates credit risk with respect to OTC derivative counterparties through credit support annexes included with International Swaps and Derivatives Association, Inc. ("ISDA") Master Agreements or other Master Netting Agreements which are the standard contracts governing most derivative transactions between the fund and each of its counterparties. These agreements allow the fund and each counterparty to offset certain derivative financial instruments' payables and/or receivables against each other and/or with collateral, which is generally held by the fund's custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to the fund from its counterparties are not fully collateralized contractually or otherwise, the fund bears the risk of loss from counterparty non-performance.

It is the Fund's policy to recognize a net asset or liability equal to the unrealized appreciation (depreciation) of each derivative contract. As of September 30, 2023, the Fund is subject to master netting arrangements for forward foreign currency exchange contracts. The following table shows additional information regarding the offsetting of assets and liabilities, as of September 30, 2023:

	UNREALIZED APPRECIATION ON FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES
	COUNTERPARTY	GROSS AMOUNT OF ASSET	GROSS AMOUNT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES		NET AMOUNTS PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS*	CASH COLLATERAL PLEDGED*	NET AMOUNT
Assets
	Bank of America	$18,336	$	(—)	$18,336	$—	$—	$18,336
Total Assets		$18,336	$	(—)	$18,336	$—	$—	$18,336

*  Amounts relate to master netting agreements and collateral agreements which have been determined by the Investment Manager to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance. The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the Statement of Assets and Liabilities. Where this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.

Note 10 — Private Investment Vehicles

The following table represents unfunded commitments and redemptive restrictions of investments that are measured at NAV per share (or its equivalent) as a practical expedient as of September 30, 2023:

SECURITIES WITH RESTRICTIONS ON REDEMPTIONS	UNFUNDED	REDEMPTIONS PERMITTED	REDEMPTION NOTICE PERIOD	COST	FAIR VALUE	ORIGINAL ACQUISITION DATE
BSOF Parallel Onshore Fund L.P.	—	Not permitted	N/A	$1,000,000	$1,000,000	9/5/2023
Eagle Point SRT Co-Invest I LP	—	Not permitted	N/A	1,000,000	1,000,000	6/21/2023
Whitehorse Liquidity Partners V LP	624,072	Not permitted	N/A	368,147	423,808	8/25/2023
Total:				$2,368,147	$2,423,808

Notes to Financial Statements (Unaudited)

Note 11 — Subsequent Events

In preparing these financial statements for the period ended September 30, 2023, management has evaluated subsequent events through the date of issuance of the financial statements included herein.

The Fund commenced a repurchase offer on November 1, 2023; however the results will not be known prior to the date of issuance of these financial statements for the period ended September 30, 2023. Other than as described above, there have been no other subsequent events that occurred during such period that would require disclosure or would be required to be recognized in the financial statements.

CALAMOS AKSIA ALTERNATIVE CREDIT AND INCOME FUND SEMIANNUAL REPORT

Trustee Approval of Management Agreement (Unaudited)

At a meeting (the "Meeting") of the Board of Trustees (the "Board") of Calamos Aksia Alternative Credit and Income Fund (the "Fund") held on April 28, 2023, the Board, including all of the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) voting separately, reviewed and unanimously approved an investment advisory agreement (the "Advisory Agreement") between Calamos Advisors LLC (the "Advisor") and the Fund and an investment sub-advisory agreement ("Sub-Advisory Agreement") among the Advisor, Aksia LLC (the "Sub-Advisor") and the Fund.

At the Meeting, the Board received and reviewed information provided by the Advisor and the Sub-Advisor in response to requests of the Board and its counsel, including a memorandum from the Advisor that included a description of the Advisor's business, a copy of the Advisor's Form ADV, and certain other information about the Advisor to be considered in connection with the Trustees' review process (the "Advisor Memorandum"), and a memorandum from the Sub-Advisor that included a description of the Sub-Advisor's business, a copy of the Sub-Advisor's Form ADV and certain other information about the Sub-Advisor to be considered in connection with the Trustees' review process (the "Sub-Advisor Memorandum").

Advisory Agreement

In deciding on whether to approve the Advisory Agreement with the Advisor on behalf of the Fund, the Board considered numerous factors, including:

The Nature, Extent and Quality of the Services to be Provided by the Advisor. The Board considered the responsibilities the Advisor would have under the Advisory Agreement, and the services that would be provided by the Advisor to the Fund, including, without limitation, the management, oversight, operational and governance services that the Advisor and its employees would provide to the Fund, the services already provided by the Advisor related to organizing the Fund, the Advisor's coordination of services for the Fund by its service providers, its compliance procedures and practices and its efforts to promote the Fund. The Board noted that certain of the Fund's officers are employees of the Advisor or its affiliates and serve the Fund without additional compensation from the Fund. After reviewing the foregoing information and further information in the Advisor Memorandum (including descriptions of the Advisor's investment advisory services) and discussing the Advisor's proposed services to the Fund, the Board concluded that the quality, extent, and nature of the services proposed to be provided by the Advisor would be satisfactory and adequate for the Fund.

The Investment Management Capabilities and Experience of the Advisor. The Board considered the quality of the services to be provided and the quality of the Advisor's resources that are available to the Fund. The Board evaluated the Advisor's advisory, operational, governance, distribution, legal, compliance and risk management services, among other services, and information the Board received regarding the experience and professional qualifications of the Advisor's key personnel and the size and functions of its staff. The Board took account of the fact that the Advisor has over forty years of experience in the asset management industry and is recognized as a world leader in convertible securities and liquid alternatives. After consideration of these factors, the Board determined that the Advisor would be an appropriate manager for the Fund.

Performance. The Board considered that the Fund had no operational history and that its performance was not a factor in deciding whether to approve the Advisory Agreement.

The Costs of the Services to be Provided and Profits to be Realized by the Advisor from its Relationship with the Fund. The Board examined and evaluated the fee arrangement between the Advisor and the Fund under the proposed Advisory Agreement. The Board also considered that the Advisor, the Sub-Advisor and the Fund had entered into an Expense Limitation Agreement under which the Advisor and Sub-Advisor have agreed contractually, for a three-year period, to reimburse on a 50/50 basis certain other expenses incurred in the business of the Fund. The Board also considered potential benefits for the Advisor in managing the Fund, including promotion of the Advisor's name and the interests of the Advisor in providing management and oversight services to the Fund. In addition, at the Meeting, the Board compared the management fee of the Fund to the management fee of other funds and accounts selected by an independent third-party service provider to have similar investment objectives and strategies to the Fund. Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Advisor by the Fund are appropriate and representative of arm's-length negotiations.

The Extent to which Economies of Scale would be Realized as the Fund's Assets Grow and whether those Economies of Scale have been Shared with the Fund and its Shareholders. The Board considered the size and growth prospects of the Fund and how it relates to the structure of the Fund's management fee schedule, which does not include breakpoints. The Board next considered that the Fund would experience benefits from the capped fees pursuant to the expense limitation agreement. Accordingly, the Board concluded that since the Fund is new, it was not necessary to consider economies of scale at this time.

Trustee Approval of Management Agreement (Unaudited)

Other Benefits to be Derived by the Advisor from its Relationship with the Fund. The Board considered "fall-out" or ancillary benefits that would accrue to the Advisor as a result of its relationship with the Fund (other than the advisory fee), including non-quantifiable reputational benefits. The Board noted in this regard that the Advisor continues to evaluate and pursue opportunities to provide advisory services to additional funds or other vehicles with overlapping investment strategies, and that the track record of the Fund may enhance the Advisor's ability to market its services and win such mandates.

Conclusion. The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed with counsel to the Fund the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the Advisory Agreement was fair and reasonable in light of the services to be performed, expenses to be incurred and such other matters as the Board considered relevant.

After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved the Advisory Agreement on behalf of the Fund.

Sub-Advisory Agreement

In deciding on whether to approve the Sub-Advisory Agreement with the Sub-Advisor on behalf of the Fund, the Board considered numerous factors, including:

The Nature, Extent, and Quality of the Services to be Provided by the Sub-Advisor. The Board considered the responsibilities the Sub-Advisor would have under the Sub-Advisory Agreement and the services that would be provided by the Sub-Advisor including, without limitation, the investment advisory services, the Sub-Advisor's compliance procedures and practices and its efforts to promote the Fund. After reviewing the foregoing information and further information in the materials, including the Sub-Advisor Memorandum (which included descriptions of the Sub-Advisor's business and the Sub-Advisor's Form ADV), the Board concluded that the quality, extent, and nature of the services to be provided by the Sub-Advisor would be satisfactory and adequate for the Fund.

The Investment Management Capabilities and Experience of the Sub-Advisor. The Board evaluated the investment management experience of the Sub-Advisor. The Board also took account of the fact that the Fund will benefit from the scale and resources of the Sub-Advisor and its affiliates. It was noted that the Sub-Advisor is a premier investment research and advisory firm whose clients include large and sophisticated pension funds and other institutional investors. The Board discussed with the Sub-Advisor the investment objective and strategies of the Fund and the Sub-Advisor's plans for implementing the Fund's strategies. After consideration of these factors, the Board determined that the Sub-Advisor would be an appropriate sub-advisor to the Fund.

Performance. The Board considered that the Fund had no operational history and that its performance was not a factor in deciding whether to approve the Sub-Advisory Agreement.

The Costs of the Services to be Provided and Profits to be Realized by the Sub-Advisor from its Relationship with the Fund. The Board reviewed the proposed fee to be paid under the Sub-Advisory Agreement, which would not be paid by the Fund. Because the Sub-Advisory Agreement was negotiated at arms-length by the Advisor, which is responsible for payments to the Sub-Advisor thereunder, the Board did not consider the profitability to the Sub-Advisor from its relationship with the Fund. The Board also considered that the Advisor, the Sub-Advisor and the Fund had entered into an Expense Limitation Agreement under which the Advisor and Sub-Advisor have agreed contractually, for a three-year period, to reimburse on a 50/50 basis certain other expenses incurred in the business of the Fund. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the anticipated costs of services to be provided under the Sub-Advisory Agreement supported its approval.

The Extent to which Economies of Scale would be Realized as the Fund's Assets Grow and whether those Economies of Scale have been Shared with the Fund and its Shareholders. The Board considered the size and growth prospects of the Fund and how it relates to the structure of the Fund's management fee schedule, noting that the Advisor is responsible for the payment of sub-advisory fees to the Sub-Advisor. The Board considered that the Fund's growth prospects were uncertain and concluded, given this fact and that since the Fund is new, it was not necessary to consider economies of scale at this time as a factor in approving the Sub-Advisory Agreement at the present time.

Other Benefits to be Derived by the Sub-Advisor from its Relationship with the Fund. The Board considered "fall-out" or ancillary benefits that would accrue to the Sub-Advisor as a result of its relationship with the Fund (other than the sub-advisory

CALAMOS AKSIA ALTERNATIVE CREDIT AND INCOME FUND SEMIANNUAL REPORT

Trustee Approval of Management Agreement (Unaudited)

fee), including non-quantifiable reputational benefits. The Board concluded that such potential benefits are immaterial to its consideration and approval of the Sub-Advisory Agreement.

Conclusion. The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed with counsel to the Fund the legal standards applicable to its consideration of the Sub-Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the sub-advisory arrangement, as outlined in the Sub-Advisor's Sub-Advisory Agreement, was fair and reasonable in light of the services to be performed, expenses to be incurred and such other matters as the Board considered relevant.

After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved the Sub-Advisory Agreement with the Sub-Advisor on behalf of the Fund.

Risk Factors

An investment in the Fund involves a high degree of risk and other considerations and, therefore, should be undertaken only by investors capable of evaluating the risks of the Fund and bearing the risks it represents. Below is a summary of some of the principal risks of investing in the Fund. For a more complete discussion of the risks of investing in the Fund, see "Types of Investments and Related Risks."

•  Unlike most closed-end funds, the Fund's Shares will not be listed on any securities exchange;

•  Although the Fund intends to implement a quarterly share repurchase program, there is no guarantee that an investor will be able to sell all of the Shares that the investor desires to sell. The Fund should therefore be considered to offer limited liquidity;

•  The capital markets may experience periods of disruption and instability, including as a result of events such as geopolitical events, natural disasters, or widespread pandemics (such as COVID-19) or other adverse public health developments. Such market conditions may materially and adversely affect debt and equity capital markets, which may have a negative impact on the Fund's investments, business, and operations;

•  The Fund is exposed to risks associated with changes in interest rates;

•  The Fund's investments in securities and other obligations of companies that are experiencing distress involve a substantial degree of risk are generally considered speculative and may be subject to U.S. federal, state or non-U.S. bankruptcy laws or fraudulent transfer or conveyance laws;

•  Certain investments may be exposed to the credit risk of the counterparties with whom the Fund deals or of third-party contractual customers of such counterparties;

•  The valuation of securities or instruments that lack a central trading place (such as fixed-income securities or instruments) may carry greater risk than those that trade on an exchange;

•  The Fund's investments in certain portfolio companies may be risky. For the Fund's investments in senior secured lien loans, the collateral securing these investments may decrease in value or lose its entire value over time or may fluctuate based on the performance of the portfolio company which may lead to a loss in principal;

•  The Fund's investments may include securities that are rated below investment grade by rating agencies or that would be rated below investment grade if they were rated. Below investment grade securities, which are often referred to as "high yield" or "junk," have predominantly speculative characteristics with respect to the issuer's capacity to pay interest and repay principal and may be particularly susceptible to economic downturns, which could cause losses;

•  Derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets of the Fund;

•  The Fund may be materially adversely affected by market, economic and political conditions globally and in the jurisdictions and sectors in which the Fund invests;

•  Non-U.S. securities may be traded in undeveloped, inefficient, and less liquid markets and may experience greater price volatility and changes in value — changes in foreign currency exchange rates may adversely affect the U.S. dollar value of and returns on foreign denominated investments;

•  There is no assurance that the Fund's investment objectives will be achieved;

•  The Fund is a newly organized, non-diversified, closed-end investment company with limited operating history; and

•  To qualify and remain eligible for the special tax treatment accorded to RICs under the Code, the Fund must meet certain source-of-income, asset diversification and annual distribution requirements, and failure to do so could result in the loss of RIC status.

Accordingly, the Fund should be considered a speculative investment that entails substantial risks, and a prospective investor should invest in the Fund only if it can sustain a complete loss of its investment.

CALAMOS AKSIA ALTERNATIVE CREDIT AND INCOME FUND SEMIANNUAL REPORT

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Calamos Investments® Privacy Policy

At Calamos Investments, we are committed to conducting ourselves with total integrity and to the highest standards of prudent business practice. Your financial privacy is an important part of these activities. Our Privacy Policy outlines the steps we take to protect your personal information. Preserving your trust and confidence reflects our dedication to maintaining long-term client relationships.

Why It Is Important We Share Our Privacy Policy

We believe that maintaining the privacy of your personal financial information is an essential piece of the service that we provide. This Privacy Policy explains how Calamos Investments handles your personal financial information, and the procedures that we follow to ensure your privacy.

What Types of Personal Information Does Calamos Investments Collect?

We collect information about you to help serve your financial needs, provide customer service, and fulfill various legal and regulatory requirements. The type of information that we collect from you will vary based upon the product or service that we provide, and may include:

•  Information included on applications, questionnaires, new account forms and other related forms such as your name, address, Social Security number, assets and income;

•  Information about your transactions with us such as purchases, sales, account balances, and bank account information;

•  Information provided or captured on our website; including any information captured on our website through the use of "cookies".

How Does Calamos Investments Share Your Information?

First and foremost, Calamos Investments does not sell lists of client information, nor do we disclose client information to marketing companies, with the exception of companies we may hire to provide specific services for us, as described below. We do not disclose any of the information described above to anyone, except as provided by law. Specifically, Calamos Investments may share non-public personal information with our affiliates in the course of processing transactions, managing accounts on your behalf, or to inform you of products or services that we believe may be of interest to you. Additionally, we may share non-public personal information with the following types of third parties:

•  Our financial service providers such as custodians and transfer agents; and

•  Non-financial companies under servicing or joint marketing agreements, such as printing firms and mailing firms that may assist us in the distribution of investor materials.

In all cases, your information is strictly protected. These third parties are bound by law or by contract to use your information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. This policy applies to current and former clients. If you access our services or products through another financial intermediary, such as a wrap fee sponsor, your intermediary's policy will govern how it uses your personal information.

Your Right to Opt Out

Calamos Investments does not sell or distribute non-public information to third parties, except as provided above. If, in the future, our policies were to change, you would be notified and provided an opportunity to opt out of our disclosing that information. That is, you could tell us not to disclose the information to any other person or entity at any time. Also, if our policies were to change in the future and you are in a state that requires opting in to the sharing of your non-public information (such as Colorado, Connecticut or Virginia), you would be notified and asked to opt in.

Calamos Investments does not discriminate against clients who exercise any privacy rights, nor do we discriminate in responding to client requests for access to or deletion of their personal information.

How We Keep Your Information Secure and Confidential

In order to further protect you, Calamos Investments maintains strict internal security measures and monitors where your personal data is held. We restrict access to your personal and account information to those employees who need to know that information to service your account. We also maintain physical, electronic and procedural safeguards that comply with industry standards to guard our non-public personal information.

To protect your accounts online, encryption technology — such as Transport Layer Security — is used to prevent unauthorized access. Before accessing your accounts online, you are required to provide verification of who you are and a password/PIN number. We request your help in this process by keeping your identification information and password/PIN number private and restricting access to your personal computer.

As a client of Calamos Investments, you can rely on our commitment to protect your personal information and privacy.

CALAMOS AKSIA ALTERNATIVE CREDIT AND INCOME FUND SEMIANNUAL REPORT

Calamos Investments® Privacy Policy

CALAMOS COMPANIES PROVIDING THIS NOTICE:

•  Calamos Advisors LLC

•  Calamos Advisors Trust

•  Calamos Financial Services LLC

•  Calamos Investment Trust

•  Calamos Wealth Management LLC

•  Calamos Convertible Opportunities and Income Fund

•  Calamos Convertible and High Income Fund

•  Calamos Dynamic Convertible and Income Fund

•  Calamos Global Dynamic Income Fund

•  Calamos Global Total Return Fund

•  Calamos Strategic Total Return Fund

•  Calamos Global Opportunities Fund LP

•  Calamos Long/Short Equity & Dynamic Income Trust

•  Calamos ETF Trust

•  Calamos Antetokounmpo Asset Management LLC

•  Calamos Aksia Alternative Credit and Income Fund

A description of the Calamos Proxy Voting Policies and Procedures and the Fund's proxy voting record for the 12-month period ended June 30 are available free of charge upon request by calling 888.882.8829, by visiting the Calamos Web site at www.calamos.com, by writing Calamos Aksia Alternative Credit and Income Fund, c/o UMB Fund Services, Inc., 235 West Galena Street, Milwaukee, WI 53212. The Fund's proxy voting record is also available free of charge by visiting the SEC Web site at www.sec.gov.

The Fund files its complete list of portfolio holdings with the SEC for the first and third quarters each fiscal year as an exhibit to its report on Form N-PORT. The Forms N-PORT are available free of charge, upon request, by calling or writing Calamos Aksia Alternative Credit and Income Fund at the phone number or address provided above or by visiting the SEC Web site at www.sec.gov.

The Fund's report to the SEC on Form N-CSR contains certifications by the fund's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act, relating to, among other things, the quality of the Fund's disclosure controls and procedures and internal control over financial reporting.

TO OBTAIN INFORMATION ABOUT YOUR INVESTMENTS: 888.882.8829

VISIT OUR WEB SITE: www.calamos.com

INVESTMENT ADVISER:
Calamos Advisors LLC
2020 Calamos Court
Naperville, IL 60563-2787

INVESTMENT SUBADVISER:
Aksia LLC
New York, NY

CUSTODIAN:
UMB Bank, n.a
Kansas City, MO

TRANSFER AGENT / ADMINSTRATIVE SERVICES:
UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, WI 53212
888.882.8829

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
Cohen & Company, Ltd.
Chicago, IL

LEGAL COUNSEL:
Dechert LLP
New York, NY

2020 Calamos Court
Naperville, IL 60563-2787
888.882.8829
www.calamos.com

© 2023 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

ACISAR 093023

ITEM 1(b). Registrant has included in its Rule 30e-3(c) notice only the disclosures specified by Rule 30e-3(c)(1) and (2). Therefore, Registrant has not included a copy of the notice herewith.

ITEM 2. CODE OF ETHICS.

The information required by this Item 2 is only required in an annual report on this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The information required by this Item 3 is only required in an annual report on this Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item 4 is only required in an annual report on this Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The information required by this Item 5 is only required in an annual report on this Form N-CSR

ITEM 6. SCHEDULE OF INVESTMENTS

(a) Included in the Report to Shareholders in Item 1.

(b) Not applicable.

 ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The information required by this Item7 is only required in an annual report on this Form N-CSR.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) The information required by this Item 8 is only required in an annual report on this Form N-CSR.

(b) Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 11. CONTROLS AND PROCEDURES.

a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant in this Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Fund did not participate directly in securities lending activity. See Note [7] to the Financial Statements in Item 1.

ITEM 13. EXHIBITS.

(a)(1) Code of Ethics - Not applicable for semiannual reports.

(a)(2)(i) Certification of Principal Executive Officer.

(a)(2)(ii) Certification of Principal Financial Officer.

(b) Certifications pursuant to Section 906 of the Sarbanes Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Dan Dufresne
Name: Dan Dufresne
Title: Principal Executive Officer
Date: December 7, 2023

By:	/s/ Thomas E. Herman
Name: Thomas E. Herman
Title: Principal Financial Officer
Date: December 7, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dan Dufresne
Name: Dan Dufresne
Title: Principal Executive Officer
Date: December 7, 2023

By:	/s/ Thomas E. Herman
Name: Thomas E. Herman
Title: Principal Financial Officer
Date: December 7, 2023